PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 100.2%
Common Stocks 49.8%
Independent Power Producers & Energy Traders 0.8%
Clearway Energy, Inc. (Class C Stock)	106,772	$2,931,959
Oil & Gas Refining & Marketing 0.4%
New Fortress Energy, Inc.	31,141	1,471,724
Oil & Gas Storage & Transportation 47.8%
Antero Midstream Corp.	413,426	3,646,417
Cheniere Energy, Inc.*	263,399	17,750,459
Enbridge, Inc. (Canada)	603,989	20,398,748
Equitrans Midstream Corp.	955,375	6,907,361
Gibson Energy, Inc. (Canada)	662,594	11,277,531
Keyera Corp. (Canada)	247,434	4,796,634
Kinder Morgan, Inc.	724,891	10,655,898
ONEOK, Inc.	448,162	19,849,095
Pembina Pipeline Corp. (Canada)	512,809	13,020,221
Targa Resources Corp.	872,773	26,994,869
TC Energy Corp. (Canada)	193,919	8,121,863
Williams Cos., Inc. (The)	970,101	22,157,107
		165,576,203
Renewable Electricity 0.8%
Brookfield Renewable Corp. (Class A Stock)	60,305	2,784,885

Total Common Stocks (cost $182,715,046)		172,764,771
Master Limited Partnerships 49.5%
Oil & Gas Storage & Transportation 44.1%
DCP Midstream LP	934,753	20,433,701
Energy Transfer LP	3,150,540	24,070,126
Enterprise Products Partners LP	995,445	21,222,887
Hess Midstream LP (Class A Stock)	164,799	3,455,835
Magellan Midstream Partners LP	256,538	10,689,939
MPLX LP	969,645	23,087,247
NuStar Energy LP	203,697	3,646,176
Phillips 66 Partners LP	146,101	3,897,975
Plains All American Pipeline LP	408,754	3,449,884
Plains GP Holdings LP (Class A Stock)*	1,681,094	14,491,030

PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
TC PipeLines LP	81,425	$2,371,096
Western Midstream Partners LP	1,330,737	22,130,156
		152,946,052
Renewable Electricity 5.4%
NextEra Energy Partners LP	254,383	18,478,381

Total Master Limited Partnerships (cost $168,622,729)		171,424,433
Preferred Stock 0.9%
Electric Utilities
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23 (cost $3,213,779)	63,967	3,106,877

Total Long-Term Investments (cost $354,551,554)		347,296,081

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,463,371)(wb)	3,463,371	3,463,371

TOTAL INVESTMENTS 101.2% (cost $358,014,925)		350,759,452
Liabilities in excess of other assets (1.2)%		(4,060,916)

Net Assets 100.0%		$346,698,536

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVT—Convertible Security
LP—Limited Partnership

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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